Borrowings - Interest Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest attributable to amortization of implied discounts		$ 248		$ 2,560	$ 352	$ 351	$ 487
Series 1 promissory notes | Notes payable
Debt Instrument [Line Items]
Interest attributable to contractual interest	$ 16	29	$ 44	48	99	138	297
Interest attributable to amortization of issuance costs		0				0	32
Total interest expense		29				138	329
Related party notes | Notes payable
Debt Instrument [Line Items]
Total interest expense	0	611	0	419	0	932	0
Convertible promissory notes | Convertible debt
Debt Instrument [Line Items]
Interest attributable to contractual interest		0				120	583
Interest attributable to amortization of implied discounts		0				231	456
Total interest expense		0				351	1,039
WTI Facility | Term loan
Debt Instrument [Line Items]
Interest attributable to contractual interest	683	352	0	1,358	0	0	0
Interest attributable to amortization of issuance costs	348	248	0	856	0	0	0
Total interest expense	$ 1,031	$ 600	$ 0	$ 2,214	$ 0	$ 0	$ 0